Commitments and Contingencies (Notes)	3 Months Ended
Mar. 31, 2012
Commitments And Contingencies [Abstract]
Commitments and Contingencies [Text Block]
COMMITMENTS AND CONTINGENCIES

Indemnification

Under the Amended Omnibus Agreement, Tesoro, through certain of its subsidiaries, indemnifies us for certain environmental liabilities and title and tax matters associated with the ownership or operation of our assets and arising at or before the closing of the Offering on April 26, 2011 or the Contribution of the Martinez Terminal. Indemnification for unknown environmental and title liabilities is limited to pre-closing conditions identified prior to the earlier of April 26, 2016 and the date that Tesoro no longer controls our general partner (provided that, in any event, such date shall not be earlier than April 26, 2013). Under the Amended Omnibus Agreement, the aggregate annual deductible for each type (unknown environmental liabilities or title matters) of liability was increased from $0.25 million to $0.4 million before we are entitled to indemnification in any calendar year. We have agreed to indemnify Tesoro for events and conditions associated with the ownership or operation of our assets that occur after the closing of the Offering. See Note C for additional information regarding the Amended Omnibus Agreement.

Contingencies

In the ordinary course of business, we may become party to lawsuits, administrative proceedings and governmental investigations, including environmental, regulatory and other matters. The outcome of these matters cannot always be predicted accurately, but the Predecessors and TLLP have accrued liabilities for certain of these matters based on their best estimates and applicable accounting guidelines and principles if the amount is probable and can be reasonably estimated. Contingencies arising after the closing of the Offering from conditions existing before April 26, 2011, will be recorded in accordance with the indemnification terms set forth in the Amended Omnibus Agreement, while any contingencies arising from events after April 25, 2011, will be fully recognized by TLLP. We did not have any outstanding lawsuits, administrative proceedings or governmental investigations as of March 31, 2012.

Environmental Liabilities

Our Predecessors recorded environmental liabilities when environmental assessments and/or remedial efforts were probable and could be reasonably estimated. Environmental liabilities of $3.4 million were accrued as of March 31, 2012 and December 31, 2011, for groundwater and soil remediation projects at our Martinez Terminal. The liabilities associated with the Martinez Terminal were retained by Tesoro at the closing of the Contribution. Further, the Predecessors capitalized environmental expenditures that extended the life or increased the capacity of assets as well as expenditures that prevented environmental contamination.